Derivative instruments (Tables)	6 Months Ended
Jun. 30, 2022
Entity [Table]
Disclosure Of Derivative Financial Assets And Liabilities Explanatory
As of 30.6.22, USD bn
Derivative
financial
assets
Notional values
related to derivative
financial assets
1
Derivative
financial
liabilities
Notional values
related to derivative
financial liabilities
1
Other
notional
values
2
Derivative financial instruments
Interest rate 38.3 1,083 34.7 1,049 9,799
Credit derivatives 2.1 48 1.8 47 0
Foreign exchange 83.4 3,252 82.5 3,092 33
Equity / index 33.9 388 34.6 457 69
Commodities 2.0 78 2.2 70 16
Loan commitments measured at FVTPL
0.0 1 0.0 7
Unsettled purchases of non-derivative financial instruments
3
0.3 29 0.5 22
Unsettled sales of non-derivative financial instruments
3
0.5 30 0.5 24
Total derivative financial

instruments, based on IFRS

netting
4
160.5 4,910 156.9 4,769 9,916
Further netting potential not recognized

on the balance sheet
5
(146.5) (141.0)
of which: netting of recognized

financial liabilities / assets
(116.0) (116.0)
of which: netting with collateral received / pledged (30.5) (24.9)
Total derivative financial

instruments, after consideration

of further
netting potential 14.0 15.9
As of 31.3.22, USD bn
Derivative financial instruments
Interest rate 37.1 1,080 33.7 1,055 9,569
Credit derivatives 1.7 50 1.8 48 0
Foreign exchange 67.6 3,315 66.1 3,183 20
Equity / index 29.9 477 33.3 566 80
Commodities 2.9 82 2.6 65 17
Loan commitments measured at FVTPL 0.0 1 0.0 5
Unsettled purchases of non-derivative financial instruments
3
0.3 26 0.5 30
Unsettled sales of non-derivative financial instruments
3
0.7 45 0.4 18
Total derivative financial

instruments, based on IFRS

netting
4
140.3 5,075 138.4 4,971 9,686
Further netting potential not recognized

on the balance sheet
5
(126.6) (121.4)
of which: netting of recognized

financial liabilities / assets
(101.7) (101.7)
of which: netting with collateral received / pledged (25.0) (19.7)
Total derivative financial

instruments, after consideration

of further
netting potential 13.7 17.0
As of 31.12.21, USD bn
Derivative financial instruments
Interest rate 33.2 991 28.7 943 8,675
Credit derivatives 1.4 45 1.8 46 0
Foreign exchange 53.3 3,031 54.1 2,939 1
Equity / index 28.2 457 34.9 604 80
Commodities 1.6 58 1.6 56 15
Loan commitments measured at FVTPL 0.0 1 0.0 8
Unsettled purchases of non-derivative financial instruments
3
0.1 13 0.2 11
Unsettled sales of non-derivative financial instruments
3
0.2 18 0.1 9
Total derivative financial

instruments, based on IFRS

netting
4
118.1 4,614 121.3 4,617 8,771
Further netting potential not recognized

on the balance sheet
5
(107.4) (107.0)
of which: netting of recognized

financial liabilities / assets
(88.9) (88.9)
of which: netting with collateral received / pledged (18.5) (18.1)
Total derivative financial

instruments, after consideration

of further
netting potential 10.7 14.3
1 In cases where

derivative financial

instruments are

presented on

a net basis

on the balance

sheet, the

respective notional

values of the

netted derivative

financial instruments

are still presented

on a gross

basis.
Notional amounts of client

-cleared ETD and OTC

transactions through

central clearing counterparties

are not disclosed,

as they have a significantly

different risk profile.

2 Other notional

values relate to

derivatives
that are cleared through

either a central

counterparty or an

exchange. The

fair value of these

derivatives is presented

on the balance

sheet net of the corresponding

cash margin under

Cash collateral receivables

on
derivative instruments and

Cash collateral

payables on derivative

instruments and was

not material for all

periods presented.

3 Changes in the

fair value of

purchased and sold

non-derivative financial

instruments
between trade date and settlement date are recognized as derivative financial instruments.

4 Financial assets and liabilities are presented

net on the balance sheet if UBS has the unconditional and legally enforceable right to offset the recognized

amounts, both in the

normal course of business

and in the event of

default, bankruptcy or insolvency

of UBS or its counterparties,

and intends either

to settle on a net

basis or to realize
the asset and settle the

liability simultan

eously.

5 Reflects the netting

potential in accordance

with enforceable master

netting and similar

arrangements where

not all criteria

for a net

presentation on the balance
sheet have been met. Refer to “Note

22 Offsetting financial assets

and financial liabilities”

in the “Consolidated financial

statements” section

of the Annual Report 2021 for

more information.

Disclosure Of Offsetting Of Financial Assets And Liabilities Explanatory
USD bn
Receivables
30.6.22
Payables
30.6.22
Receivables
31.3.22
Payables
31.3.22
Receivables
31.12.21
Payables
31.12.21
Cash collateral on derivative instruments,

based on IFRS netting
1
43.8 40.5 39.3 39.6 30.5 31.8
Further netting potential not recognized

on the balance sheet
2
(23.2) (22.6) (19.0) (21.4) (18.4) (16.4)
of which: netting of recognized

financial liabilities / assets
(20.4) (19.9) (15.8) (18.2) (15.2) (13.1)
of which: netting with collateral received / pledged (2.8) (2.8) (3.2) (3.2) (3.3) (3.3)
Cash collateral on derivative

instruments, after consideration

of further netting potential
20.6 17.9 20.3 18.2 12.1 15.4
1 Financial assets and

liabilities are

presented net on the

balance sheet if

UBS has the unconditional

and legally enforceable

right to offset the

recognized amounts,

both in the normal

course of business

and in the
event of default,

bankruptcy or insolvency

of UBS

or its counterparties,

and intends

either to

settle on a

net basis or

to realize

the asset

and settle

the liability

simultaneously.

2 Reflects

the netting

potential in
accordance with

enforceable master

netting and

similar arrangements

where not

all criteria

for a net

presentation

on the bala

nce sheet

have been

met. Refer

to “Note

22 Offsetting

financial assets

and financial
liabilities” in the “Consolidated

financial statements”

section of the Annual Report 2021

for more information.